RELATED PARTIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
RELATED PARTIES
RELATED PARTIES

NOTE 3—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holdings (previously named HD Supply Investment Holding, Inc.) and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot") pursuant to which Home Depot agreed to sell to Holdings, or to a wholly-owned subsidiary of Holdings, certain intellectual property and all the outstanding common stock of HDS and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holdings' direct wholly-owned subsidiary, HDS Holding Corporation, acquired direct control of HDS through the merger of its wholly-owned subsidiary, HDS Acquisition Corp., with and into HDS and CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of $8.2 billion and 12.5% of Holdings' common stock valued at $325 million.

        After completion of Holdings' initial public offering on July 2, 2013, the Equity Sponsors continue to hold more than 50% of Holdings' common stock and Home Depot holds less than 10% of Holdings' common stock.

Equity Sponsors

        Consulting Agreements—In connection with the closing of the Transactions, HD Supply entered into consulting agreements with the Equity Sponsors, pursuant to which the Equity Sponsors provided HD Supply with financial advisory and management consulting services and HD Supply paid the Equity Sponsors a $5 million annual aggregate fee ("Sponsor Management Fee") and an aggregate fee equal to a specified percentage of the transaction value of certain types of transactions that HD Supply completes ("Sponsor Transaction Fee"), plus out-of-pocket expenses. The original term of these agreements ran through August 2017.

        As specified in the agreements, HD Supply paid the Equity Sponsors a Sponsor Transaction Fee of approximately $11 million as a result of Holdings' initial public offering on July 2, 2013. The Sponsor Transaction Fee was considered an offering expense and, therefore, is presented as a reduction of proceeds from the initial public offering in the consolidated financial statements of Holdings.

        On July 2, 2013, in connection with the initial public offering, HD Supply paid the Equity Sponsors an aggregate fee of approximately $18 million to terminate the consulting agreements. The termination fee represents the estimated net present value of the Sponsor Management Fee payments over the remaining term of the consulting agreements. This charge is included in Other (income) expense, net in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended August 4, 2013 include $1 million and $2 million, respectively, in Sponsor Management Fees and related expenses. The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended July 29, 2012 include $2 million and $3 million, respectively, in Sponsor Management Fees and related expenses. These fees and expenses are included in Selling, general and administrative expense.

        Debt—Management of the Company has been informed that, as of August 4, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $34 million aggregate principal amount of the Company's outstanding indebtedness. On February 8, 2013, HDS redeemed its outstanding 13.5% Senior Subordinated Notes due 2015 ("2007 Senior Subordinated Notes") at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. Affiliates of certain of the Equity Sponsors owned approximately $348 million aggregate principal amount, or 39%, of the 2007 Senior Subordinated Notes that were redeemed and had such notes redeemed.

NOTE 4—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot" or "THD") pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding's direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of approximately $8.2 billion and 12.5% of Holding's common stock worth $325 million.

Home Depot

        Sales—HD Supply derived revenue from the sale of products to Home Depot of $296 million, $275 million, and $299 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Accounts receivable from Home Depot were $44 million and $45 million at February 3, 2013 and January 29, 2012, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets.

        Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply's distribution services line of business. This agreement provided a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. Crown Bolt recorded $19 million, $20 million and $12 million during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement. On February 1, 2013, Crown Bolt and Home Depot agreed to an amendment and five-year extension of the strategic purchase agreement, which eliminated the minimum purchase requirement beginning in fiscal 2013, but retains Crown Bolt as the exclusive supplier of products purchased by Home Depot from Crown Bolt through January 31, 2020. Because the amendment was considered a triggering event, HD Supply performed an impairment analysis of goodwill and other intangible assets at Crown Bolt. As a result of the analysis, Crown Bolt recorded a $152 million non-cash impairment charge in fiscal 2012. For more information on this charge, see Note 5, Goodwill and Intangible Assets.

Equity Sponsors

        Sponsor Management Fee—In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company pays the Equity Sponsors a $5 million annual aggregate management fee ("Sponsor Management Fee") and related expenses through August 2017. During each of fiscal 2012, fiscal 2011, and fiscal 2010, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        Notes—Management of the Company has been informed that, as of February 3, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $348 million aggregate principal amount, or 39%, of the Company's Old Senior Subordinated Notes (as defined in Note 6, Debt) and approximately $49 million aggregate principal amount of the Company's other outstanding indebtedness. During fiscal 2012, the Company issued and repurchased the 14.875% Senior Notes (as defined in Note 6, Debt) to and from certain affiliates of the Equity Sponsors. See Note 6, Debt, for information on the issuance and repurchase of the 14.875% Senior Notes and Note 17, Subsequent Event—Debt Redemption, for information on the redemption of the Company's Old Senior Subordinated Notes.

        Purchases—HD Supply purchased product from affiliates of the Equity Sponsors for approximately $57 million, $60 million, and $24 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.